Prepaid Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Prepaid Expenses
Schedule for prepaid expenses
	September 30, 2020	December 31, 2018
Bonds	$9,381	$9,381
Transfer agent fees and filing fees	3,000	11,123
Investor relations	1,598	-
Total prepaid expenses	$13,979	$20,504

	December 31, 2019	December 31, 2018
Bonds	$9,381	$9,381
Transfer agent fees	11,123	13,124
Insurance	-	6,935
Office Misc.	-	6,000
Investor relations	-	56,272
Total prepaid expenses	$20,504	$91,712